Accounts and Bills Receivable, net	12 Months Ended
Dec. 31, 2013
Accounts and Bills Receivable, net [Abstract]
Accounts and Bills Receivable, net
(4) Accounts and Bills Receivable, net

Accounts receivable consisted of the following:

	December 31, 2013		December 31, 2012
	RMB	US$	RMB
Accounts receivable	6,868	1,134	11,943
Less: Allowance for doubtful accounts	(795)	(131)	(1,196)
	6,073	1,003	10,747

Bills receivable	2,300	380	10,840
	8,373	1,383	21,587
An analysis of the allowance for doubtful accounts for 2013, 2012 and 2011 is as follows:

	December 31, 2013		December 31, 2012	December 31, 2011
	RMB	US$	RMB	RMB
Balance at beginning of year	1,196	197	1,785	2,140
Bad debt (recovery) expense	(401)	(66)	(589)	(355)
Write-offs	-	-	-	-

Balance at end of year	795	131	1,196	1,785

The Group has a credit policy in place and the exposure to credit risk is monitored on an ongoing basis. Credit evaluations are performed on all customers requiring credit over a certain amount. These receivables are due within 7 to 90 days from the date of billing. Normally, the Group does not obtain collateral from customers.